united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE  19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 7/31

Date of reporting period: 1/31/2024

Item 1. Reports to Shareholders.

Anfield Dynamic Fixed Income ETF

ADFI

January 31, 2024

Semi-Annual Report

Advised by:
Regents Park Funds, LLC
4041 MacArthur Blvd., Suite 155
Newport Beach, CA 92660
RegentsParkFunds.com
1-866-866-4848

Distributed by Northern Lights Distributors, LLC
Member FINRA

Anfield Dynamic Fixed Income ETF
PORTFOLIO REVIEW (Unaudited)
January 31, 2024

Average Annual Total Return through January 31, 2024*, as compared to its benchmark:

			Since
	Six Months	One Year	Inception ****
Anfield Dynamic Fixed Income ETF - NAV	3.00%	2.77%	-2.71%
Anfield Dynamic Fixed Income ETF - Market Price	3.00%	2.77%	-2.74%
Bloomberg U.S. Aggregate Bond Index **	3.15%	2.10%	-2.81%
Bloomberg Intermediate U.S. Aggregate Bond Index ***	3.35%	2.77%	-1.66%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than one year are not annualized. The Fund’s Adviser, Regents Park Funds, LLC (the “Adviser”), has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least November 30, 2024 to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), and extraordinary expenses such as litigation expenses) will not exceed 1.50% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and/or expense reimbursements are subject to possible recapture from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived and/or reimbursed) if such recapture can be achieved without exceeding the foregoing expense limit as well as any expense limitation in effect at the time the waiver and/or reimbursement is made. Please review the Fund’s most recent prospectus for more detail on the expense waiver. The expense limit in effect prior to its expiration on November 30, 2021 was 1.30%. The Fund’s total annual operating expenses after fee waiver and/or expense reimbursement including underlying fund fees is 1.75% and without waiver or reimbursement the gross expenses and fees is 2.08%, per the most recent prospectus. Please review the Fund’s most recent prospectus for more detail on the expense waiver.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Beginning November 2, 2020, Market Price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, Market Price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

**	The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

***	The Bloomberg Intermediate U.S. Aggregate Bond Index is a market index of high quality, domestic fixed income securities with maturities of less than 10 years. Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

****	As of the close of business on the day of commencement of trading on August 17, 2020.

Portfolio Composition as of January 31, 2024:

Compositions	Percentage of Net Assets
Exchange-Traded Funds - Fixed Income	99.3%
Other Assets in Excess of Liabilities	0.7%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

ANFIELD DYNAMIC FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.3%
	FIXED INCOME - 99.3%
596	First Trust Senior Loan ETF	$27,333
264,952	Invesco Fundamental High Yield Corporate Bond ETF	4,790,332
10,088	iShares Convertible Bond ETF	781,921
39,283	iShares iBoxx $ Investment Grade Corporate Bond ETF	4,327,808
47,322	iShares MBS ETF	4,438,804
234,612	iShares US Treasury Bond ETF	5,396,076
54,377	Janus Henderson AAA CLO ETF	2,753,651
16,243	SPDR Bloomberg High Yield Bond ETF	1,540,973
		24,056,898

	TOTAL EXCHANGE-TRADED FUNDS (Cost $25,682,863)	24,056,898

	TOTAL INVESTMENTS - 99.3% (Cost $25,682,863)	$24,056,898
	OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%	172,841
	NET ASSETS - 100.0%	$24,229,739

CLO	- Collateralized Loan Obligation

ETF	- Exchange-Traded Fund

MBS	- Mortgage-Backed Securities

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

Anfield Dynamic Fixed Income ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2024

ASSETS
Investment securities:
At cost	$25,682,863
At fair value	$24,056,898
Cash	186,928
Dividends receivable	478
Prepaid expenses and other assets	3,479
TOTAL ASSETS	24,297,783

LIABILITIES
Payable to related parties	18,831
Investment advisory fees payable, net	14,734
Accrued expenses and other liabilities	34,479
TOTAL LIABILITIES	68,044
NET ASSETS	$24,229,739

Net Assets Consist Of:
Paid in capital	$26,111,583
Accumulated losses	(1,881,844)
NET ASSETS	$24,229,739

Net Asset Value Per Share:
Shares:
Net assets	$24,229,739
Shares of beneficial interest outstanding (a)	2,825,000

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.58

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Anfield Dynamic Fixed Income ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2024

INVESTMENT INCOME
Dividends	$525,096
Interest	453
TOTAL INVESTMENT INCOME	525,549

EXPENSES
Investment advisory fees	90,499
Administrative services fees	29,081
Legal fees	12,328
Audit fees	10,081
Custodian fees	10,078
Trustees’ fees and expenses	6,495
Transfer agent fees	5,353
Compliance officer fees	4,848
Printing and postage expenses	4,285
Insurance expense	1,288
Other expenses	5,967
TOTAL EXPENSES	180,303
Less: Fees waived and expenses reimbursed by the Adviser	(10,547)
NET EXPENSES	169,756

NET INVESTMENT INCOME	355,793

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	51,185
Net realized gain from redemptions in-kind	1,765
Net change in unrealized appreciation on investments	255,328
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	308,278

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$664,071

See accompanying notes to financial statements.

Anfield Dynamic Fixed Income ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2024	Year Ended
	(Unaudited)	July 31, 2023
FROM OPERATIONS
Net investment income	$355,793	$412,913
Net realized gain (loss) from investments	51,185	(205,936)
Net realized gain (loss) from redemptions in-kind	1,765	(51,609)
Net change in unrealized appreciation (depreciation) on investments	255,328	(217,898)
Net increase (decrease) in net assets resulting from operations	664,071	(62,530)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(374,405)	(414,515)
Net decrease in net assets from distributions to shareholders	(374,405)	(414,515)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	1,907,919	10,160,116
Payments for shares redeemed	(416,606)	(2,733,993)
Net increase in net assets from shares of beneficial interest	1,491,313	7,426,123

TOTAL INCREASE IN NET ASSETS	1,780,979	6,949,078

NET ASSETS
Beginning of Period/Year	22,448,760	15,499,682
End of Period/Year	$24,229,739	$22,448,760

SHARE ACTIVITY
Shares Sold	225,000	1,200,000
Shares Redeemed	(50,000)	(325,000)
Net increase in shares from beneficial interest outstanding	175,000	875,000

See accompanying notes to financial statements.

Anfield Dynamic Fixed Income ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period/Year Presented

	For the
	Six Months Ended		For the	For the	For the
	January 31, 2024		Year Ended	Year Ended	Period Ended
	(Unaudited)		July 31, 2023	July 31, 2022	July 31, 2021 (a)
Net asset value, beginning of period/year	$8.47		$8.73	$9.77	$10.00
Activity from investment operations:
Net investment income (b)	0.13		0.20	0.07	0.06
Net realized and unrealized gain (loss) on investments	0.12		(0.26)	(1.02)	(0.21	) (l)
Total from investment operations	0.25		(0.06)	(0.95)	(0.15)
Less distributions from:
Net investment income	(0.14)		(0.20)	(0.07)	(0.07)
Return of capital	—		—	(0.02)	(0.01)
Total distributions	(0.14)		(0.20)	(0.09)	(0.08)
Net asset value, end of period/year	$8.58		$8.47	$8.73	$9.77
Market price, end of period/year	$8.57		$8.46	$8.73	$9.76
Total return (c)(d)	3.00	% (e)	(0.69)%	(9.73)%	(1.58	)% (e)
Market price total return	3.00	% (e)	(0.80)%	(9.63)%	(1.63	)% (e)
Net assets, end of period/year (000s)	$24,230		$22,449	$15,500	$15,389
Ratio of gross expenses to average net assets (g)(h)	1.59	% (f)	1.83%	2.01%	2.98	% (f)
Ratio of net expenses to average net assets (h)(i)	1.50	% (f)	1.50%	1.43%	1.30	% (f)
Ratio of net investment income to average net assets (j)	3.14	% (f)	2.39%	0.74%	0.64	% (f)

Portfolio Turnover Rate (k)	13	% (e)	23%	35%	26	% (e)

(a)	The Anfield Dynamic Fixed Income ETF commenced operations on August 17, 2020.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower or higher absent the fee waiver and/or expense reimbursement or recapture, respectively.

(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Not annualized.

(f)	Annualized.

(g)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(h)	Does not include the expenses of other investment companies in which the Fund invests.

(i)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursement by the Adviser.

(j)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(k)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

(l)	Due to the timing of shareholder transactions the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

Anfield Dynamic Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
January 31, 2024

(1)	ORGANIZATION

The Anfield Dynamic Fixed Income ETF (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on August 17, 2020. The Fund is an actively managed exchange traded fund (“ETF”). The Fund is a “fund of funds”, in that the Fund will generally invest in other investment companies. The Fund’s investment objective is to seek to provide total return with capital preservation as a secondary objective.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (’‘GAAP”), and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board of Trustees of the Trust (the “Board”) . The Board has appointed the Adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Exchange Traded Funds – The Fund may invest in ETFs, which are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end

Anfield Dynamic Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2024

funds. The shares of many exchange traded funds such as (closed-end funds and ETFs), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value

Anfield Dynamic Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2024

requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2024 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$24,056,898	$—	$—	$24,056,898
Total	$24,056,898	$—	$—	$24,056,898

The Fund did not hold any Level 2 or Level 3 securities during the period.

*	Refer to the Schedule of Investments for portfolio composition.

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filed for open tax years July 31, 2022 and July 31, 2023, or expected to be taken in the Fund’s July 31, 2024 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Anfield Dynamic Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2024

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund and Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3)	INVESTMENT TRANSACTIONS

For the six months ended January 31, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Fund amounted to $2,997,960 and $3,073,619, respectively. For the six months ended January 31, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $1,908,242 and $416,125, respectively.

(4)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Regents Park Funds, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, subject to the authority of the Board, is responsible for managing the day to day operations of the Fund, including: selecting the overall investment strategies; monitoring and evaluating the Sub-Adviser (as defined below) performance; and providing related administrative services and facilities. Anfield Group, LLC (“Anfield Group”), which is wholly owned by the David Young and Sandra G. Glain Family Trust, wholly owns the Adviser. As compensation for its services, the Fund pays to the Adviser an annual advisory fee (computed daily and paid monthly) at an annual rate of 0.80% of its average daily net assets. For the six months ended January 31, 2024, the Fund incurred advisory fees of $90,499.

The Adviser has engaged Anfield Capital Management, LLC (“Anfield” or the “Sub-Adviser”) to serve as Sub-Adviser to the Fund. Anfield Group owns a majority interest in Anfield. The Sub-Adviser is an affiliate of the Adviser. The Sub-Adviser, with respect to the portion of the Fund’s assets allocated to the Sub-Adviser, is responsible for selecting investments and assuring that investments are made in accordance with the Fund’s investment objective, policies and restrictions. The Adviser compensates the Sub-Adviser for its services from the management fees received from the Fund, which are computed and accrued daily and paid monthly and do not impact the financial statements of the Fund.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”), has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least November 30, 2024 to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), and extraordinary expenses such as litigation expenses) will not exceed 1.50% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and/or expense reimbursements are subject to possible recapture from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived and/or reimbursed) if such recapture can be achieved without exceeding the foregoing expense limit as well as any

Anfield Dynamic Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2024

expense limitation in effect at the time the waiver or reimbursement is made. The expense limit in effect prior to its expiration on November 30, 2021 was 1.30%.

During the six months ended January 31, 2024, the Adviser reimbursed $10,547 to the Fund. Subject to the conditions described above, the Adviser can recoup previously waived fees and reimbursed expenses of $123,185 until July 31, 2024, $96,600 until July 31, 2025 and $57,215 until July 31, 2026.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to Northern Lights Distributors, LLC (the “Distributor” or “NLD”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees.

In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for servicing in such capacities.

BluGiant, LLC (“BluGiant”), BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Northern Lights Compliance Services, LLC (“NLCS”) , an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. For the six months ended January 31, 2024, aggregate cost for federal tax purposes is $25,682,863 for the Anfield Dynamic Fixed Income ETF, and differs from market value by net unrealized appreciation (depreciation) which consisted of:

Gross unrealized appreciation:	66,406
Gross unrealized depreciation:	(1,692,371)
Net unrealized depreciation:	$(1,625,965)

Anfield Dynamic Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2024

The tax character of Fund distributions paid for the fiscal years ended July 31, 2023, and July 31, 2022 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	July 31, 2023	July 31, 2022
Ordinary Income	$414,515	$135,759
Long-Term Capital Gain	—	—
Return of Capital	—	32,513
	$414,515	$168,272

As of July 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(261,152)	$(29,065)	$—	$(1,881,293)	$(2,171,510)

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $261,152.

At July 31, 2023, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$—	$29,065	$29,065	$48,118

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain/(loss) on in-kind redemptions and adjustments for prior year tax return, resulted in reclassification for the year ended July 31, 2023, as follows:

Paid In	Accumulated
Capital	Earnings (Losses)
$(53,426)	$53,426

(6)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery,

Anfield Dynamic Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2024

not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”) . Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the (“Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$250	2.00%

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

(7)	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for further information regarding the listing of risks associated with the Fund’s investments which include, but are not limited to: active trading risk, authorized participant concentration risk, bank loan risk, cash redemption risk, collateralized loan obligations risk, common stock risk, convertible securities risk, counterparty credit risk, credit risk, credit spread risk, currency risk, cybersecurity risk, derivatives risk, emerging markets risk, energy sector risk, ETF structure risk, fixed income securities risk, fluctuation of net asset value risk, focus risk, foreign (non-U.S.) investment risk, forward and futures contract risk, gap risk, geographic risk, hedging transactions risk, high yield risk, index risk, investment companies and ETF risk, issuer-specific risk, leveraging risk, LIBOR risk, liquidity risk, management risk, market events risk, market risk, MLP risk, mortgage-backed and asset-backed securities risk, new fund risk, preferred stock risk, portfolio turnover risk, prepayment and extension risk, regulatory risk, securities lending risk, swap risk, underlying fund risk, U.S. government securities risk, valuation risk, variable or floating rate securities risk and volatility risk.

Investment Companies and ETFs Risks – When the Fund invests in other investment companies (including closed-end funds or ETFs), it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the management fees of unaffiliated funds in addition to those paid by the Fund. The risk of owning an investment company generally reflects the risks of owning the underlying investments held by the investment company. The Fund may also incur brokerage costs when it purchases and sells ETFs. The Fund may invest in inverse ETFs, which may result in increased volatility and will magnify the Fund’s losses or gains. During periods of market volatility, inverse ETFs may not perform as expected.

Underlying Fund Risk – The Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the Underlying Funds in which it invests. There can be no assurance that the Fund’s investments in the Underlying Funds will achieve their respective investment objectives. The Fund is subject to the risks of the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds.

Bank Loan Risk – The Fund’s and Underlying Funds’ investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are

Anfield Dynamic Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2024

made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.

Collateralized Loan Obligations Risk – The Fund is subject to certain risks as a result of its Underlying Funds’ investments in Collateralized Loan Obligations (“CLOs”). The CLO’s performance is linked to the expertise of the CLO manager. One of the primary risks to investors of a CLO is the potential change in CLO manager, over which the Fund will have no control. The Fund may be adversely affected by new (or revised) laws or regulations that may be imposed by government regulators or self-regulatory organizations that supervise the financial markets. CLO debt securities are limited recourse obligations of their issuers. If income from the underlying loans is insufficient to make payments on the CLO debt, no other assets will be available for payment. In the event of an early redemption, holders of the CLO debt being redeemed will be repaid earlier than the stated maturity of the debt. The timing of redemptions may adversely affect the returns on CLO debt. The CLO manager may not find suitable assets in which to invest during the reinvestment period or to replace assets that the manager has determined are no longer suitable for investment. Additionally, there is a risk that the reinvestment period may terminate early if, for example, the CLO defaults on payments on the securities which it issues or if the CLO manager determines that it can no longer reinvest in underlying assets.

Derivatives Risk – The derivative instruments in which the Fund or the Underlying Funds may invest, including futures, options, credit default swaps, total return swaps, repurchase agreements and other similar instruments, may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Certain derivatives require the Fund to make margin payments, a form of security deposit intended to protect against nonperformance of the derivative contract. The Fund may have to post additional margin if the value of the derivative position changes in a manner adverse to the Fund. Changes in the market value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund or an Underlying Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested.

ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the Cboe BZX Exchange, Inc (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s

Anfield Dynamic Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2024

portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Fixed Income Securities Risk – Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Fund and the Underlying Funds invest in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund or an Underlying Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. currently remain near historic lows, but have recently risen and are expected to rise further. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed income securities. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. Duration risk arises when holding long duration and long maturity investments, which will magnify certain risks, including interest rate risk and credit risk.

Fluctuation of Net Asset Value Risk – The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Fund’s Sub-Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified Index. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

High Yield Risk – Investment in or exposure to high yield (lower rated or below investment grade) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments are considered higher risk than investment grade instruments with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments.

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund or an Underlying Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond and other markets, volatility in the equities market or adverse investor sentiment affect the securities markets and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other

Anfield Dynamic Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2024

events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Volatility Risk – The Fund’s investments may appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to factors that affect markets generally or that affect a particular industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s net asset value per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.

U.S. Government Securities Risk – Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

(8)	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

(9)	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Anfield Dynamic Fixed Income ETF
EXPENSE EXAMPLES (Unaudited)
January 31, 2024

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares, including brokerage commissions on purchases and sales of Fund shares (which are not reflected in the example below); and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2023 to January 31, 2024.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	8/1/23	1/31/24	8/1/23 - 1/31/24*	8/1/23 - 1/31/24
	$1,000.00	$1,030.00	$7.65	1.50%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During the Period
(5% return before expenses)	8/1/23	1/31/24	8/1/23 - 1/31/24*	8/1/23 - 1/31/24
	$1,000.00	$1,017.60	$7.61	1.50%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the actual number of days the Fund was in operation during the period (184) divided by the number of days in the fiscal year (366).

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-631-490-4300

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

This Page Intentionally Left Blank.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-866-866-4848.

Adviser
Regents Park Funds, LLC
4041 MacArthur Blvd., Suite 155
Newport Beach, CA 92660

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such an offering is made only by a prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

ADF-SAR24

(b)        Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Mark Garbin, Mark Gersten, Neil M. Kaufman and Anita K. Krug.

Item 6. Investments. Investments in securities of unaffiliated issuers is included under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), are effective, as of a date within 90 days of filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 13(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 3/28/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 3/28/2024

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 3/28/2024